Deferred Taxation - Summary of Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 207	¥ 122
Deferred tax liabilities	(84)	(18)
Net deferred tax assets	¥ 123	¥ 104	¥ (7)